Schedule of Investments (unaudited)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 4.7%
Bombardier Inc., 7.50%, 12/01/24 (Call 02/28/22)(a)	$795	$822,881
Howmet Aerospace Inc., 5.13%, 10/01/24 (Call 07/01/24)	965	1,009,496
Triumph Group Inc.
6.25%, 09/15/24 (Call 02/28/22)(a)(b)	428	426,339
8.88%, 06/01/24 (Call 02/01/23)(a)	454	485,376
		2,744,092
Airlines — 1.7%
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)	755	746,763
United Airlines Holdings Inc., 5.00%, 02/01/24(b)	240	243,850
		990,613
Apparel — 1.6%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(a)	710	728,766
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)	205	211,531
		940,297
Auto Manufacturers — 3.1%
Ford Motor Credit Co. LLC
3.66%, 09/08/24	314	317,297
3.81%, 01/09/24 (Call 11/09/23)	295	298,921
4.06%, 11/01/24 (Call 10/01/24)(b)	530	540,478
5.58%, 03/18/24 (Call 02/18/24)	620	648,408
		1,805,104
Auto Parts & Equipment — 0.4%
Cooper-Standard Automotive Inc., 13.00%, 06/01/24
(Call 06/01/22)(a)	200	214,904

Banks — 4.1%
First-Citizens Bank & Trust Co., 4.75%, 02/16/24
(Call 02/24/22)	415	438,759
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 02/28/22)(a)	340	341,441
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	1,500	1,561,710
		2,341,910
Chemicals — 2.9%
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 02/28/22)(a)(b)	345	301,599
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	245	253,330
Rayonier AM Products Inc., 5.50%, 06/01/24
(Call 02/28/22)(a)(b)	370	364,535
TPC Group Inc., 10.50%, 08/01/24 (Call 02/28/22)(a)	715	475,490
WR Grace Holdings LLC, 5.63%, 10/01/24(a)	290	301,942
		1,696,896
Commercial Services — 1.8%
Grand Canyon University, 4.13%, 10/01/24	186	188,662
IHS Markit Ltd., 3.63%, 05/01/24 (Call 04/01/24)	240	248,889
Prime Security Services Borrower LLC/Prime Finance Inc.,
5.25%, 04/15/24(a)	595	613,576
		1,051,127
Computers — 1.3%
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 02/28/22)(b)	320	318,938
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)	387	400,487
		719,425
Distribution & Wholesale — 0.7%
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 02/28/22)(a)(b)	457	397,147

Diversified Financial Services — 8.0%
ASG Finance Designated Activity Co., 7.88%, 12/03/24
(Call 02/28/22)(a)	200	199,456
CNG Holdings Inc., 12.50%, 06/15/24 (Call 02/28/22)(a)	230	216,602
Enova International Inc., 8.50%, 09/01/24 (Call 02/28/22)(a)	200	201,898

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24
(Call 02/28/22), (7.25% PIK)(a)(c)	$1,478	$1,385,235
goeasy Ltd., 5.38%, 12/01/24 (Call 02/28/22)(a)	395	404,093
Navient Corp.
5.88%, 10/25/24	390	404,551
6.13%, 03/25/24	681	709,602
OneMain Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)(b)	1,040	1,089,338
		4,610,775
Electric — 0.9%
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	525	540,398
4.25%, 09/15/24 (Call 07/15/24)(a)	5	5,166
		545,564
Electronics — 0.6%
Sensata Technologies BV, 5.63%, 11/01/24(a)	320	341,878

Engineering & Construction — 0.5%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(b)	305	312,832

Entertainment — 3.2%
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/24/22)(a)	300	306,870
Live Nation Entertainment Inc., 4.88%, 11/01/24
(Call 02/28/22)(a)	465	467,562
Mohegan Gaming & Entertainment, 7.88%, 10/15/24
(Call 02/14/22)(a)	275	281,111
Six Flags Entertainment Corp., 4.88%, 07/31/24
(Call 02/28/22)(a)(b)	800	801,648
		1,857,191
Environmental Control — 0.8%
Stericycle Inc., 5.38%, 07/15/24 (Call 02/14/22)(a)	470	479,945

Gas — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%,
05/20/24 (Call 03/20/24)	540	557,577

Health Care - Services — 1.9%
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 02/28/22)	620	622,399
4.63%, 09/01/24 (Call 02/14/22)(a)	485	491,451
		1,113,850
Holding Companies - Diversified — 3.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	875	887,539
6.75%, 02/01/24 (Call 02/18/22)	405	405,778
Stena AB, 7.00%, 02/01/24(a)(b)	295	303,171
Stena International SA, 5.75%, 03/01/24(a)	235	240,837
		1,837,325
Home Builders — 1.3%
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	60	63,071
5.88%, 11/15/24 (Call 05/15/24)	35	38,073
Taylor Morrison Communities Inc./Taylor Morrison Holdings
II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	275	289,924
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%,
06/15/24(b)	360	379,285
		770,353
Insurance — 1.2%
Genworth Holdings Inc., 4.80%, 02/15/24	310	316,119
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	350	360,178
		676,297

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet — 0.6%
Netflix Inc., 5.75%, 03/01/24	$310	$333,402

Iron & Steel — 0.7%
ArcelorMittal SA, 3.60%, 07/16/24	115	117,922
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24
(Call 02/28/22)(a)(b)	265	271,967
		389,889
Leisure Time — 1.4%
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 02/08/22)(a)(b)	428	394,111
12.25%, 05/15/24 (Call 02/15/24)(a)	361	420,280
		814,391
Lodging — 3.8%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 02/28/22)(a)	275	279,172
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 02/08/22)(a)(b)	685	683,548
Travel + Leisure Co., 5.65%, 04/01/24 (Call 02/01/24)	249	262,182
Universal Entertainment Corp., 8.50%, 12/11/24
(Call 12/11/23)(a)	565	587,696
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 02/08/22)(a)	425	403,486
		2,216,084
Machinery — 0.9%
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24
(Call 02/28/22)(a)	196	201,653
Welbilt Inc., 9.50%, 02/15/24 (Call 02/28/22)(b)	325	326,677
		528,330
Manufacturing — 1.3%
FXI Holdings Inc., 7.88%, 11/01/24 (Call 02/28/22)(a)	405	409,621
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	325	335,121
		744,742
Media — 6.1%
AMC Networks Inc., 5.00%, 04/01/24 (Call 02/28/22)	318	319,444
Cengage Learning Inc., 9.50%, 06/15/24 (Call 02/28/22)(a)	505	507,722
CSC Holdings LLC, 5.25%, 06/01/24	605	623,192
DISH DBS Corp., 5.88%, 11/15/24	1,615	1,625,869
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)(b)	455	475,188
		3,551,415
Mining — 2.6%
Compass Minerals International Inc., 4.88%, 07/15/24
(Call 05/15/24)(a)	200	203,248
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24
(Call 02/15/24)(a)	665	690,915
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	555	582,339
		1,476,502
Office & Business Equipment — 1.2%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24
(Call 06/01/24)	230	242,949
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	200	204,422
Xerox Corp., 3.80%, 05/15/24(b)	240	244,406
		691,777
Oil & Gas — 6.8%
Baytex Energy Corp., 5.63%, 06/01/24 (Call 02/28/22)(a)	113	112,827
Callon Petroleum Co., 6.13%, 10/01/24 (Call 02/28/22)	356	356,231
Continental Resources Inc./OK, 3.80%, 06/01/24
(Call 03/01/24)	400	411,912
Devon Energy Corp., 5.25%, 09/15/24 (Call 06/15/24)	70	75,122
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 02/28/22)(a)	325	311,490
Murphy Oil Corp., 6.88%, 08/15/24 (Call 02/28/22)(b)	221	224,598
	Par
Security	(000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	$1,030	$1,033,018
6.95%, 07/01/24	465	507,310
Ovintiv Exploration Inc., 5.63%, 07/01/24	400	431,232
PDC Energy Inc., 6.13%, 09/15/24 (Call 02/28/22)	147	149,001
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 02/28/22)(a)	349	335,082
		3,947,823
Oil & Gas Services — 1.9%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	360	361,940
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24
(Call 02/28/22)(a)(b)	252	254,598
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 02/28/22)(a)	237	235,260
Weatherford International Ltd., 11.00%, 12/01/24
(Call 02/28/22)(a)	247	255,233
		1,107,031
Packaging & Containers — 3.8%
Graphic Packaging International LLC, 4.13%, 08/15/24
(Call 05/15/24)	240	249,833
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24
(Call 02/28/22)(a)	1,295	1,293,485
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(a)(b)	350	369,306
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 02/08/22)(a)	275	286,132
		2,198,756
Pharmaceuticals — 1.4%
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24
(Call 02/28/22)(a)(b)	230	224,756
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	560	569,750
		794,506
Pipelines — 3.0%
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	265	269,304
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	430	432,920
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	400	399,044
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%,
06/15/24 (Call 02/28/22)	280	277,275
Southeast Supply Header LLC, 4.25%, 06/15/24
(Call 03/15/24)(a)(b)	335	340,199
		1,718,742
Real Estate Investment Trusts — 4.5%
Diversified Healthcare Trust, 4.75%, 05/01/24 (Call 11/01/23)(b)	220	220,471
iStar Inc., 4.75%, 10/01/24 (Call 07/01/24)(b)	625	633,794
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	630	666,697
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	660	630,300
4.65%, 03/15/24 (Call 09/15/23)	310	301,305
Starwood Property Trust Inc., 3.75%, 12/31/24 (Call 09/30/24)(a)	165	164,744
		2,617,311
Retail — 4.7%
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)(b)	240	239,935
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	285	296,240
Golden Nugget Inc., 6.75%, 10/15/24 (Call 02/04/22)(a)	980	980,274
Macy’s Retail Holdings LLC, 3.63%, 06/01/24 (Call 03/01/24)(b)	275	278,930
Nordstrom Inc., 2.30%, 04/08/24 (Call 04/08/22)	200	196,584
QVC Inc., 4.85%, 04/01/24	478	485,610
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 02/28/22)(a)	220	238,799
		2,716,372
Software — 0.8%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(b)	410	439,725

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Telecommunications — 6.6%
Lumen Technologies Inc., Series Y, 7.50%, 04/01/24
(Call 01/01/24)(b)	$805	$860,328
Sprint Corp., 7.13%, 06/15/24	1,600	1,744,272
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	1,177	1,214,699
		3,819,299
Total Corporate Bonds & Notes — 97.0%
(Cost: $56,710,712)		56,111,199

Short-Term Investments

Money Market Funds — 14.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(d)(e)(f)	7,425	7,426,952
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(d)(e)	940	940,000
		8,366,952

Total Short-Term Investments — 14.4%
(Cost: $8,366,758)		8,366,952

Total Investments in Securities — 111.4%
(Cost: $65,077,470)		64,478,151

Other Assets, Less Liabilities — (11.4)%		(6,622,741)

Net Assets — 100.0%		$57,855,410

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,145,592	$3,282,449	(a)	$—	$(719)	$(370)	$7,426,952	7,425	$10,225	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	610,000	330,000	(a)	—	—	—	940,000	940	14		—
					$(719)	$(370)	$8,366,952		$10,239		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2022

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$56,111,199	$—	$56,111,199
Money Market Funds	8,366,952	—	—	8,366,952
	$8,366,952	$56,111,199	$—	$64,478,151

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

4